Post balance sheet events (Details) $ / shares in Units, SFr in Thousands, shares in Millions, $ in Millions			12 Months Ended
	Jan. 23, 2019 CHF (SFr)	Jan. 23, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Feb. 28, 2019 CHF (SFr)
Post balance sheet events [Abstract]
Consideration received			SFr 198	SFr 200	SFr 0
Subsequent Event [Member] | Convertible Note Agreement [Member]
Post balance sheet events [Abstract]
Consideration received	SFr 50,300	$ 50.0
Interest rate		0.75%
Conversion price (in dollars per share) | $ / shares		$ 13.83
Number of shares issuable upon conversion (in shares) | shares		3.6
Subsequent Event [Member] | Collaboration Agreement with Lilly [Member]
Post balance sheet events [Abstract]
Up-front consideration received						SFr 80,000
Period to provide notice of termination of agreement	3 months	3 months